Stock Based Compensation - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Equity Incentive Plan [Line Items]
Weighted average grant date fair value	$ 14.31	$ 1.25	$ 18.37	$ 1.25	$ 9.64	$ 7.69
Unrecognized compensation	$ 33,610,165		$ 33,610,165		$ 2,193,874
Weighted average period			1 year 10 months 20 days		2 years 1 month 2 days
Stock-based compensation expense allocated	4,283,330	$ 93,466	$ 4,655,028	$ 182,269
General and Administrative Expense [Member]
Equity Incentive Plan [Line Items]
Stock-based compensation expense allocated	4,094,549	50,881	4,438,583	117,469	$ 332,065	$ 321,087
Research and Development Expense [Member]
Equity Incentive Plan [Line Items]
Stock-based compensation expense allocated	$ 188,781	$ 42,585	$ 216,445	$ 64,800	$ 398,340	$ 112,823
2016 Omnibus Inventive Plan [Member]
Equity Incentive Plan [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	3,472,000		3,472,000		700,000		500,000
Share-based compensation arrangement by share-based payment award, number of additional shares authorized					200,000
Share-based compensation arrangement by share-based payment award, shares granted					486,755
Share-based compensation arrangement by share-based payment award, number of shares available for grant					213,245